Earnings per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings per Share	Earnings Per Share
Basic net earnings per ordinary share from continuing operations (“EPS”) is calculated by taking Income (loss) available to ordinary stockholders divided by the weighted average number of ordinary shares outstanding for the applicable period. Diluted net EPS is computed by taking net earnings adjusted for the effect of the fair value of Private Placement Warrants divided by the weighted average number of ordinary shares outstanding increased by the number of additional shares which have a dilutive effect.

Potential ordinary shares of 4,703,176, 19,507,036 and 80,873,293 of Private Placement Warrants, options, RSUs, and PSUs related to the 2019 Incentive Award Plan and other potentially dilutive instruments were excluded from diluted EPS, as applicable, for the year ended December 31, 2021, 2020 and 2019, respectively, as the Company had a net loss and their inclusion would have been anti-dilutive or their performance metric was not met. See Note 16 - Shareholders’ Equity and Note 17 - Employment and Compensation Arrangements for additional information.
The potential dilutive effect of our MCPS outstanding during the period was calculated using the if-converted method assuming the conversion as of the earliest period reported or at the date of issuance, if later. The resulting weighted ordinary shares of 25,315,230 related to our MCPS are not included in the dilutive weighted-average ordinary shares outstanding calculation for the year ended December 31, 2021, as their effect would be anti-dilutive given the net loss incurred during the year.
The basic and diluted EPS computations for our ordinary shares are calculated as follows (in thousands, except share and per share amounts):

	Year Ended December 31,
	2021	2020	2019
Basic EPS
Net loss	$(270,448)	$(350,625)	$(258,633)
Dividends on preferred shares	(41,508)	—	—
Net loss attributable to ordinary shares	$(311,956)	$(350,625)	$(258,633)

Basic weighted-average number of ordinary shares outstanding	630,976,906	427,023,558	273,883,342
Basic EPS	$(0.49)	$(0.82)	$(0.94)

Diluted EPS
Net loss attributable to ordinary shares	$(311,956)	$(350,625)	$(258,633)
Change in fair value of private placement warrants	(81,320)	—	—
Net loss attributable to ordinary shares, diluted	$(393,276)	$(350,625)	$(258,633)

Denominator:
Shares used in computing net loss attributable to per share to ordinary shareholders, basic	630,976,906	427,023.558	273,883,342
Weighted-average effect of potentially dilutive shares to purchase ordinary shares	9,797,194	—	—
Diluted weighted-average number of ordinary shares outstanding	640,774,100	427,023,558	273,883,342
Diluted EPS	$(0.61)	$(0.82)	$(0.94)